SHARE-BASED COMPENSATION - Schedule of number of shares granted and fair value, long term incentive plan (Details)	12 Months Ended				48 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2025 shares
EUR/USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.1713	1.0350	1.1002		1.1713
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	10,567,365	6,821,901	5,903,440	8,179,538	31,472,244
Fair value per share award (in usd per share) | $ / shares	$ 0.636	$ 0.896	$ 0.880	$ 0.517
Long term incentive plan | Executive Members of the Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	3,614,572	1,824,602	1,681,570	2,363,455	9,484,199
Long term incentive plan | Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	6,952,793	4,997,299	4,221,870	5,816,083	21,988,045